Business Acquisitions, Dispositions, Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Schedule of Goodwill [Table Text Block]

(dollars in millions)	Balance as of January 1, 2017	Goodwill resulting from business combinations	Foreign currency translation and other	Balance as of December 31, 2017
Otis	$1,575	$28	$134	$1,737
UTC Climate, Controls & Security	9,487	130	392	10,009
Pratt & Whitney	1,511	—	—	1,511
UTC Aerospace Systems	14,483	—	167	14,650
Total Segments	27,056	158	693	27,907
Eliminations and other	3	—	—	3
Total	$27,059	$158	$693	$27,910

Intangible Assets Disclosure [Table Text Block]

	2017		2016
(dollars in millions)	Gross Amount	Accumulated Amortization	Gross Amount	Accumulated Amortization
Amortized:
Service portfolios	$2,178	$(1,534)	$1,995	$(1,344)
Patents and trademarks	399	(233)	378	(201)
Collaboration intangible assets	4,109	(384)	3,724	(211)
Customer relationships and other	13,352	(4,100)	12,798	(3,480)
	20,038	(6,251)	18,895	(5,236)
Unamortized:
Trademarks and other	2,096	—	2,025	—
Total	$22,134	$(6,251)	$20,920	$(5,236)

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]

(dollars in millions)	2018	2019	2020	2021	2022
Amortization expense	$902	$869	$888	$902	$895